Balances with Government Authorities (Details) - USD ($)	Dec. 31, 2024	[1]	Mar. 31, 2024		Mar. 31, 2023	[2]
Balances with Government Authorities [Abstract]
Allowance for impairment of tax credits			$ 3,849,317
Allowance for impairment of tax credits	$ 3,748,841		$ 3,849,317	[1],[2]

[1]	During the year ended March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from substantial doubt about the utilization of the tax credits. As of December 31, 2024 the impairment amounts to $3,748,841.
[2]	As of March 31, 2024, the Company recorded an allowance for impairment of tax credits for an amount of $3,849,317 for estimated losses resulting from unlikely utilization of the tax credits. This allowance for impairment of tax credits was determined by estimating future uses of tax credits against output Goods and Service Tax (“GST”).